Offerings	Nov. 19, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.750% Notes due 2030
Amount Registered | shares	580,850,000
Maximum Aggregate Offering Price	$ 579,548,896.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 80,035.70
Offering Note	EUR 500,000,000 aggregate principal amount of 3.750% Notes due 2030 will be issued. Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended, based on the U.S. dollar/euro exchange rate of $1.1617 = EUR1.00 on November 14, 2025, as reported by the U.S. Federal Reserve on November 17, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.750% Notes due 2030 - Guarantee
Fee Rate	0.01381%
Offering Note	Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate registration fee is payable for the guarantee. The Notes were issued by GXO Logistics Capital B.V. and guaranteed by GXO Logistics, Inc.